Financial Risk Management - Additional Information (Detail) t in Thousands, $ in Millions	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($) t	Jun. 30, 2025 AUD ($) t	Jun. 30, 2025 CAD ($) t	Jun. 30, 2025 GBP (£) t	Jun. 30, 2025 EUR (€) t	Jun. 30, 2025 BRL (R$) t	Jun. 30, 2025 USD ($) t	Jun. 30, 2025 CLP ($) t
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 17,602						$ 21,543
Transfer between fair value hierarchy categories	$ 0
Percentage of borrowings exposed to floating interest rate	98.00%	97.00%
Weighted average interest rate payable	USD SOFR +1.30 per cent	USD SOFR +1.40 per cent
Debt instrument variable interest rate spread		1.40%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%	1.30%
Blackwater And Daunia Gain On Divestment [Member]
Disclosure of detailed information about financial instruments [line items]
Contingent consideration receivables		$ 195						$ 122
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk		47						$ 72
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, amount			$ 0.01	$ 0.01	£ 0.01	€ 0.01	R$ 0.01		$ 10
Effect on equity and profit after taxation, due to reasonable possible change in risk		17						$ 29
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Commodity price risk [member] | Steelmaking Coal [Member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Effect on equity and profit after taxation, due to reasonable possible change in risk								$ 60
Commodity price risk [member] | Forward commodity and other derivative contracts [member]
Disclosure of detailed information about financial instruments [line items]
Net fair value of financial assets and (liabilities)		$ 42						$ 1
Commodity price risk [member] | Provisionally priced contract [member]
Disclosure of detailed information about financial instruments [line items]
Reasonable possible change in risk, percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Tonnes of copper exposure | t		428	419	419	419	419	419	419	419
Effect on equity and profit after taxation, due to reasonable possible change in risk		$ 299						$ 268
Fixed interest rate not swapped to floating rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		532						525
Fixed interest rate not swapped to floating rate [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings		$ 538						$ 541